Intangibles - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2019
Software
Estimated useful lives of intangibles
Useful life	5 years
Minimum | Concessions
Estimated useful lives of intangibles
Useful life	3 years
Minimum | Contract right
Estimated useful lives of intangibles
Useful life	22 years
Maximum | Concessions
Estimated useful lives of intangibles
Useful life	50 years
Maximum | Contract right
Estimated useful lives of intangibles
Useful life	31 years